Share Capital	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Share Capital
24.
Share capital

	2023	2022	2021
Issued share capital	Number of ordinary shares	Number of ordinary shares	Number of ordinary shares
At 1 January	161,960,362	—	55,983,598
Issuance of shares	1,971,083	749,802	23,469,947
Shares issued to PIPE investors	—	13,193,068	—
Reorganisation
- Share exchange (see Note 2)	—	128,376,418	—
- Shares issued to holders of Class A and Class B ordinary shares of Bridgetown 2	—	19,641,074	—
Conversion of preference shares to ordinary shares	—	—	48,385,450
At 31 December	163,931,445	161,960,362	127,838,995

	2023	2022	2021
	S$’000	S$’000	S$’000
At 1 January	1,081,320	684,347	36,553
Issuance of shares	13,223	8,403	252,338
Shares issued to PIPE investors	—	178,653	—
Transaction cost in relation to issuance of PIPE shares	—	(7,664)	—
Reorganisation	—	217,581	—
Conversion of preference shares to ordinary shares	—	—	395,456
At 31 December	1,094,543	1,081,320	684,347

All issued ordinary shares are fully paid. Fully paid ordinary shares carry one vote per share and carry a right to dividends as and when declared by the Company.

As described in Note 2, upon closing of the Business Combination on 17 March 2022, all of the 3,555,946 ordinary shares of PropertyGuru outstanding was exchanged for 128,376,418 ordinary shares of the Company outstanding with a par value of US$0.0001 per share.

As at 31 December 2021, the total number of ordinary shares of PropertyGuru outstanding is 127,838,995 with no par value. The movements of the shares issued by PropertyGuru in prior period presented have been retrospectively adjusted to give effect to the share exchange for purpose of calculation of loss per shares (Note 12).

As at 1 January 2022 and 31 December 2021, PropertyGuru Group Limited did not exist yet. The prior period share capital balances presented were that of PropertyGuru Pte. Ltd. for comparative purposes.